Share-based Payments - Summary of Details of ESOP Share Options Outstanding (Details)	12 Months Ended
	Jun. 30, 2018 AUD ($) shares	Jun. 30, 2017 shares	Jun. 30, 2016 shares	Jun. 30, 2015 shares
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of option | shares	24,477,332	9,724,000	12,220,000	12,500,000
September 26, 2011
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	September 26, 2011
Expiry date	Sep. 26, 2016
Exercise price	$ 1.250
Number of option | shares			2,800,000
February 7, 2012
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	February 7, 2012
Expiry date	Feb. 07, 2017
Exercise price	$ 1.250
Number of option | shares			156,000
November 6, 2012
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	November 6, 2012
Expiry date	Nov. 06, 2017
Exercise price	$ 1.250
Number of option | shares			400,000
July 17, 2017
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	July 17, 2017
Expiry date	Jul. 17, 2022
Exercise price	$ 0.196
April 11, 2018
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	April 11, 2018
Expiry date	Apr. 11, 2023
Exercise price	$ 0.298
June 26, 2018
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	June 26, 2018
Expiry date	Jun. 26, 2023
Exercise price	$ 0.228
Employee Stock Ownership Plan [Member] | November 17, 2012
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	November 17, 2012
Expiry date	Nov. 17, 2017
Exercise price	$ 1.250
Number of option | shares		400,000	600,000
Employee Stock Ownership Plan [Member] | August 22, 2013
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	August 22, 2013
Expiry date	Aug. 22, 2018
Exercise price	$ 1.250
Number of option | shares	480,000	480,000	480,000
Employee Stock Ownership Plan [Member] | May 15, 2014
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	May 15, 2014
Expiry date	May 15, 2019
Exercise price	$ 1.500
Number of option | shares	90,000	180,000	180,000
Employee Stock Ownership Plan [Member] | December 17, 2014
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	December 17, 2014
Expiry date	Dec. 17, 2019
Exercise price	$ 1.250
Number of option | shares	2,334,000	2,334,000	2,634,000
Employee Stock Ownership Plan [Member] | May 6, 2015
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	May 6, 2015
Expiry date	May 06, 2020
Exercise price	$ 1.250
Number of option | shares	650,000	650,000	650,000
Employee Stock Ownership Plan [Member] | August 9, 2016
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	August 9, 2016
Expiry date	Aug. 09, 2021
Exercise price	$ 0.167
Number of option | shares	1,466,666	2,200,000
Employee Stock Ownership Plan [Member] | July 17, 2017
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	July 17, 2017
Expiry date	Jul. 17, 2022
Exercise price	$ 0.196
Number of option | shares	6,566,666
Employee Stock Ownership Plan [Member] | April 11, 2018
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	April 11, 2018
Expiry date	Apr. 11, 2023
Exercise price	$ 0.298
Number of option | shares	650,000
Employee Stock Ownership Plan [Member] | June 26, 2018
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	June 26, 2018
Expiry date	Jun. 26, 2023
Exercise price	$ 0.228
Number of option | shares	10,000,000
Non-Executive Directors Options [Member] | November 10, 2013
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	November 10, 2013
Expiry date	May 18, 2018
Exercise price	$ 0.620
Number of option | shares		400,000	400,000
Non-Executive Directors Options [Member] | November 12, 2015
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant date	November 12, 2015
Expiry date	Nov. 12, 2020
Exercise price	$ 0.770
Number of option | shares	2,240,000	3,080,000	3,920,000